John Hancock Global Opportunities Fund
                     Supplement to the NAV Class Prospectus
                              dated August 15, 2007

On page 4, the "Index" section has been deleted and replaced with the following:

Indexes (reflects no fees or taxes)

MSCI AC World Index, an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets.

S&P/Citigroup BMI Global Index, covers both developed and emerging economies and includes over 10,000 companies in more than 53 countries.

--------------------------------------------------------------------------------
Average annual total returns for periods ended 12-31-06
--------------------------------------------------------------------------------

                                                                        Life of
                                                                1 year  Class I
--------------------------------------------------------------------------------
Class I before tax (began 2-28-05)                              23.74%    23.51%
--------------------------------------------------------------------------------
Class I after tax on distributions                              21.39%    21.61%
--------------------------------------------------------------------------------
Class I after tax on distributions, with sale                   16.56%    19.36%
--------------------------------------------------------------------------------
MSCI AC World Index*                                            20.95%    16.48%
--------------------------------------------------------------------------------
S&P/Citigroup BMI Global Index*                                 21.75%    17.69%

* Prior to September 1, 2007, the Fund compared its performance to the MSCI AC World Index. The Fund changed the index to which it compares its performance to the S&P/Citigroup BMI Global Index.






October 3, 2007

                     John Hancock Global Opportunities Fund
               Supplement to the Institutional Class I Prospectus
                                dated May 1, 2007

On page 4, the "Index" section has been deleted and replaced with the following:

Indexes (reflects no fees or taxes)

MSCI AC World Index, an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets.

S&P/Citigroup BMI Global Index, covers both developed and emerging economies and includes over 10,000 companies in more than 53 countries.

--------------------------------------------------------------------------------
Average annual total returns for periods ended 12-31-06
--------------------------------------------------------------------------------

                                                                        Life of
                                                                1 year  Class I
--------------------------------------------------------------------------------
Class I before tax (began 2-28-05)                              23.74%    23.51%
--------------------------------------------------------------------------------
Class I after tax on distributions                              21.39%    21.61%
--------------------------------------------------------------------------------
Class I after tax on distributions, with sale                   16.56%    19.36%
--------------------------------------------------------------------------------
MSCI AC World Index*                                            20.95%    16.48%
--------------------------------------------------------------------------------
S&P/Citigroup BMI Global Index*                                 21.75%    17.69%

* Prior to September 1, 2007, the Fund compared its performance to the MSCI AC World Index. The Fund changed the index to which it compares its performance to the S&P/Citigroup BMI Global Index.






October 3, 2007

                     John Hancock Global Opportunities Fund
        Supplement to the Class A, Class B and Class C Shares Prospectus
                                dated May 1, 2007

On page 4, the "Index" section has been deleted and replaced with the following:

Indexes (reflects no fees or taxes)

MSCI AC World Index, an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets.

S&P/Citigroup BMI Global Index, covers both developed and emerging economies and includes over 10,000 companies in more than 53 countries.

------------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ended 12-31-06
------------------------------------------------------------------------------------------
                                                              Life of   Life of   Life of
                                                      1 year  Class A   Class B   Class C
------------------------------------------------------------------------------------------
Class A before tax (began 2-28-05)                    17.21%    19.76%     --        --
------------------------------------------------------------------------------------------
Class A after tax on distributions                    15.08%    17.97%     --        --
------------------------------------------------------------------------------------------
Class A after tax on distributions, with sale         12.26%    16.16%     --        --
------------------------------------------------------------------------------------------
Class B before tax (began 2-28-05)                    17.76%     --       20.68%     --
------------------------------------------------------------------------------------------
Class C before tax (began 2-28-05)                    21.76%     --        --       22.53%
------------------------------------------------------------------------------------------
MSCI AC World Index*                                  20.95%    16.48%    16.48%    16.48%
------------------------------------------------------------------------------------------
S&P/Citigroup BMI Global Index*                       21.75%    17.69%    17.69%    17.69%

* Prior to September 1, 2007, the Fund compared its performance to the MSCI AC World Index. The Fund changed the index to which it compares its performance to the S&P/Citigroup BMI Global Index.






October 3, 2007